Schedule of Change in Unrealized net Capital Gains and Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	$ 381	$ 5,247	$ 7,052
Deferred income taxes	(134)	(1,836)	(2,468)
Increase in unrealized net capital gains and losses	247	3,411	4,584
Fixed income securities
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	380	5,247	7,052
Short-term investments
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	$ 1